UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      May 15, 2007


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    159215

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CTC MEDIA INC  COM STK         COMMON STOCK     12642X106      318    12400 SH       SOLE     01           12400        0        0
D ELONG INC  ADR                 ADRS STOCKS      290138205     4474   451489 SH       SOLE     01          451489        0        0
D FOCUS MEDIA HLDG LTD  ADR      ADRS STOCKS      34415V109     1177    15000 SH       SOLE     01           15000        0        0
D MECHEL OAO ADR                 ADRS STOCKS      583840103     4499   135300 SH       SOLE     01          135300        0        0
D MILLICOM INTL CELLULAR SA      COMMON STOCK     L6388F110     9961   127116 SH       SOLE     01          127116        0        0
D MOBILE TELESYSTEMS SP ADR      ADRS STOCKS      607409109     6499   116141 SH       SOLE     01          116141        0        0
D S & P DEPOSITORY RECEIPTS TR U US ETF'S - US TR 78462F103   113600   800000 SH       SOLE     01          800000        0        0
D STOCKERYALE INC  COM STK       COMMON STOCK     86126T203     5672  3706922 SH       SOLE     01         3706922        0        0
D VIMPEL COMMUNICATION S OJSC  M ADRS STOCKS      68370R109    12192   128552 SH       SOLE     01          128552        0        0
D XINHUA FINANCE MEDIA  LTD-ADR  ADRS STOCKS      983982109      823    75000 SH       SOLE     01           75000        0        0
S REPORT SUMMARY                 10 DATA RECORDS              159215        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED